S000068768 [Member] Investment Objectives and Goals - iShares 0-3 Month Treasury Bond ETF	Feb. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® 0-3 MONTH TREASURY BOND ETF Ticker: SGOVStock Exchange: NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares 0-3 Month Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities of less than or equal to three months.